Investments (Details 47) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real Estate Investment Property at Cost
Traditional, Carrying Value	$ 5,845	$ 4,871
Real estate joint ventures and funds, Carrying Value	2,340	2,707
Real estate and real estate joint ventures, Carrying Value	8,185	7,578
Foreclosed, Carrying Value	264	152
Real estate held-for-investment, Carrying Value	8,449	7,730
Real estate held-for-sale, Carrying Value	114	300
Total real estate and real estate joint ventures, Carrying Value	$ 8,563	$ 8,030
Traditional, % of Total	68.30%	60.70%
Real estate joint ventures and funds, % of Total	27.30%	33.70%
Real estate and real estate joint ventures, % of Total	95.60%	94.40%
Foreclosed, % of Total	3.10%	1.90%
Real estate held-for-investment, % of Total	98.70%	96.30%
Real estate held-for-sale, % of Total	1.30%	3.70%
Total real estate and real estate joint ventures, % of Total	100.00%	100.00%